Liquidity and Going Concern Issues	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern Disclosure [Abstract]
Liquidity and Going Concern Issues

Note 2 — Liquidity and Going Concern Issues

The Company’s independent registered public accounting firm’s reports issued on the consolidated financial statements for the year ended December 31, 2012 and 2011 included an explanatory paragraph describing the existence of conditions that raise substantial doubt about the Company’s ability to continue as a going concern, including continued operating losses and the potential inability to pay currently due debts. The Company has incurred a net loss from continuing operations consistently over the last 2 years. The net loss for the first quarter of 2013 was $936,298. The Company has incurred annual net losses from its continuing operations of $4,747,387 in 2012 and $5,332,866 in 2011, and has an accumulated deficit of $27,082,603 as of March 31, 2013. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity.

With the sale of assets relating to the Company’s Tactical Display Group business (the “TDG Assets”) on June 15, 2012 and subsequent debt repayments, the Company was for a period no longer in default under the various covenants then contained in its agreements with its Convertible, Senior Secured Term loan lender and with its bank which provided Lines of Credit under a secured revolving loan agreement. This asset sale, debt repayments and other debt deferrals improved the working capital position of the Company. However due to its continued operating losses and the transition of its business away from its former military related product sales, it expects to see a further increase in its working capital deficiency until new technology and commercial products, as well as new waveguide defense related products are developed.

The Company has not been in compliance with its minimum cash covenant as contained in its agreements with its Convertible, Senior Secured Term loan lender. Additionally the Company has not been making its required monthly principal and interest payments and was behind $309,562 and $23,862, respectively as of March 31, 2013. The Company is attempting to negotiate a waiver and a rescheduling of its required principal payments, but to date the senior lender has not issued such waivers or entered into a forbearance agreement, under which they would agree to forbear from enforcing their remedies against the Company. As such the lender is currently able to exercise its remedies under the loan agreement, including acceleration of the amounts due them and foreclosure and sale of the collateral held by them, which comprises substantially all of the Company’s assets.

The Company’s cash requirements are primarily for funding operating losses, working capital, research, principal and interest payments on debt obligations, and capital expenditures. Historically, the Company has met these cash needs by borrowings under notes, sales of convertible debt, the sales of equity securities and the sale of assets. There can be no assurance that the Company will be able to borrow or sell securities in the future, which raises substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

As part of the Company’s search for additional capital, on March 21, 2013, the Company issued a secured convertible debenture in the amount of $800,000. The debenture bears interest at a rate of 16% per year, payable quarterly in cash or shares of common stock at our option. Commencing on February 1, 2014, we will be required to redeem a certain amount under the debenture on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018, until the debenture’s maturity date of March 21, 2018.

Management of the Company is currently pursuing a financing to raise the additional capital needed to continue planned operations. In the event that the Company is unable to complete a sufficient public offering in a timely manner, the Company would need to pursue other financing alternatives during 2013, which could include a private financing, bridge financing or collaboration agreements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into additional collaborative arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with collaborators or others may require the Company to relinquish rights to certain of its technologies or product candidates. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs or future commercialization efforts, which could adversely affect its business prospects.

Note 3 —Going Concern Issues

The Company’s independent registered public accounting firm’s reports issued on the consolidated financial statements for the year ended December 31, 2012 and 2011 included an explanatory paragraph describing the existence of conditions that raise substantial doubt about the Company’s ability to continue as a going concern, including continued operating losses and the potential inability to pay currently due debts. The Company has incurred a net loss from continuing operations consistently over the last 2 years. The Company has incurred annual net losses from its continuing operations of $4,747,387 in 2012 and $5,332,866 in 2011, and has an accumulated deficit of $26,146,304 as of December 31, 2012. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity.

With the sale of assets relating to the Company’s Tactical Display Group business (the “TDG Assets”) and subsequent debt repayments, the Company was for a period no longer in default under the various covenants then contained in its agreements with its Convertible, Senior Secured Term loan lender and with its bank which provided Lines of Credit under a secured revolving loan agreement. This asset sale, debt repayments and other debt deferrals have improved the working capital position of the Company, reducing the Company’s working capital deficiency to $(3,940,974) as of December 31, 2012 compared to $(6,052,282) as of December 31, 2011. However due to its continued operating losses and the transition of its business away from existing military related product sales, it expects to see a further increase in its working capital deficiency until new technology and commercial products are developed.

The Company is not in compliance with its minimum cash covenant as contained in its agreements with its Convertible, Senior Secured Term loan lender. Additionally the Company has not been making its required monthly principal payments and was $154,781 behind as of December 31, 2012. The Company is attempting to negotiate a waiver and a rescheduling of its required principal payments, but to date the senior lender has not issued such waivers or entered into a forbearance agreement, under which they would agree to forbear from enforcing their remedies against the Company. As such the lender is currently able to exercise their remedies under the loan agreement, including acceleration of the amounts due them and foreclosure and sale of the collateral held by them, which comprises substantially all of the Company’s assets.

The Company’s cash requirements are primarily for funding operating losses, working capital, research, principal and interest payments on debt obligations, and capital expenditures. Historically, these cash needs have been met by borrowings of notes, sales of convertible debt and the sales of equity securities. There can be no assurance that the Company will be able to borrow or sell securities in the future, which raises substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Management of the Company is currently pursuing a financing to raise the additional capital needed to continue planned operations. In the event that the Company is unable to complete a sufficient public offering in a timely manner, the Company would need to pursue other financing alternatives during 2013, which could include a private financing, bridge financing or collaboration agreements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into additional collaborative arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with collaborators or others may require the Company to relinquish rights to certain of its technologies or product candidates. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs or future commercialization efforts, which could adversely affect its business prospects.